Earnings/(Loss) per Share - Disclosure of earnings/(loss) attributable to owners of company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	$ (50,354)	$ (60,558)	$ 5,985
Basic
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	(50,354)	(60,558)	5,985
Income/(loss) attributable to ordinary shareholders	(50,354)	(60,558)	5,985
Diluted
Earnings/(Loss) attributable to owners of the Company [Line Items]
Income/(loss) for the year, attributable to the owners of the Company	(50,354)	(60,558)	5,985
Income/(loss) attributable to ordinary shareholders	$ (50,354)	$ (60,558)	$ 5,985